Aug. 14, 2015

PIMCO Funds
Supplement Dated August 14, 2015 to the
International Bond Funds Prospectus and Real Return Strategy Funds Prospectus, each dated July 31, 2015, each as supplemented from time to time (the "Prospectuses"); and to the Statement of Additional Information dated July 31, 2015, as supplemented from time to time (the "SAI")
Disclosure Related to the PIMCO Emerging Markets Corporate Bond Fund and PIMCO Inflation Response Multi-Asset Fund (the "Funds")
Effective October 1, 2015, the advisory fee for the PIMCO Emerging Markets Corporate Bond Fund is decreased by 0.20% to 0.55% causing the Fund's Total Annual Fund Operating Expenses to decrease as described below. This advisory fee reduction results in the Fund's Management Fees decreasing to 0.95% for Institutional and Administrative Class shares, 1.05% for Class P shares and 1.10% for Class A, Class C and Class D shares and the Fund's Total Annual Fund Operating Expenses decreasing to 0.95% for Institutional Class shares, 1.05% for Class P shares, 1.20% for Administrative Class shares, 1.35% for Class A and Class D shares and 2.10% for Class C shares.
Effective October 1, 2015, the advisory fee for the PIMCO Inflation Response Multi-Asset Fund is decreased by 0.21% to 0.44% causing the Fund's Total Annual Fund Operating Expenses to decrease as described below. This advisory fee reduction results in the Fund's Management Fees decreasing to 0.69% for Institutional and Administrative Class shares, 0.79% for Class P shares and 0.89% for Class A, Class C, Class D and Class R shares and the Fund's Total Annual Fund Operating Expenses after applicable Fee Waivers and/or Expense Reimbursement decreasing to 0.77% for Institutional Class shares, 0.87% for Class P shares, 1.02% for Administrative Class shares, 1.22% for Class A and Class D shares, 1.97% for Class C shares and 1.47% for Class R shares.
Effective October 1, 2015, corresponding changes are made to each Fund's Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the tables. Also, effective immediately, footnotes describing the fee reduction are added to: (i) each Fund's Management Fees table in the "Management of the Funds – Management Fees" section of the Prospectuses; and (ii) each Fund's advisory fees table in the "Management of the Funds – Management Fees" section of the Prospectuses.